Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ 5,070,844	$ 4,933,221	$ 4,851,164
Effects in profit and loss	357,373	215,440	153,212
Allocation to recoverable taxes	(71,573)	(72,953)	(71,155)
Other comprehensive income	(2,362)	(4,864)
Ending Balance	5,354,282	5,070,844	4,933,221
Derivative financial instruments [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(20,446)
Effects in profit and loss	(10,221)	(20,446)
Ending Balance	(30,667)	(20,446)
Allowance for credit losses [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	8,267	34,813	40,020
Effects in profit and loss	(1,058)	(26,546)	(5,207)
Ending Balance	7,209	8,267	34,813
Machinery, equipment and improvements on leased buildings [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	31,854	30,017	29,459
Effects in profit and loss	5,791	1,837	558
Ending Balance	37,645	31,854	30,017
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	411,620	372,266	345,242
Effects in profit and loss	99,546	39,354	27,024
Ending Balance	511,166	411,620	372,266
Airport concessions and rights to use airport facilities [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	4,162,475	4,046,418	4,009,860
Effects in profit and loss	298,736	116,057	36,558
Ending Balance	4,461,211	4,162,475	4,046,418
Other acquired rights [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	118,215	111,492	108,737
Effects in profit and loss	12,561	6,723	2,755
Ending Balance	130,776	118,215	111,492
Other temporary differences [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	268	(121)	583
Effects in profit and loss	119	389	(704)
Ending Balance	387	268	(121)
Unused tax losses [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	233,965	137,330	55,685
Effects in profit and loss	(62,975)	96,635	81,645
Ending Balance	170,990	233,965	137,330
Employee benefits [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	20,898	25,701	24,005
Effects in profit and loss	8,721	61	1,696
Other comprehensive income	(2,362)	(4,864)
Ending Balance	27,257	20,898	25,701
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	9,469	7,251	4,482
Effects in profit and loss	3,497	2,218	2,769
Ending Balance	12,966	9,469	7,251
Unused tax credits [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	94,259	168,054	233,091
Effects in profit and loss	2,656	(842)	6,118
Allocation to recoverable taxes	(71,573)	(72,953)	(71,155)
Ending Balance	$ 25,342	$ 94,259	$ 168,054